Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment customer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment	1
Number of customers representing more than ten percent of net sales | customer	0
Net sales	$ 1,526,424	$ 1,501,848	$ 1,417,536
Long-lived assets	455,243	511,659
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	15,800	15,900	$ 15,000
Long-lived assets	$ 1,300	$ 1,800